Investment in Associates - Summarized Investment in Associates (Detail) - Associates [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of associates [line items]
Share of profit/(loss) of associates, net of tax	$ (9)	¥ (59)	¥ (28)	¥ 456
Carrying amount of investment	$ 318		¥ 2,185		¥ 2,130